Schedule of investments
Nomura Emerging Markets Fund	August 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.82%Δ
Argentina — 0.42%
Cablevision Holding GDR	443,972	$ 2,616,333
Cresud ADR	1,643,789	18,903,573
Grupo Clarin GDR Class B 144A #	131,213	609,070
IRSA Inversiones y Representaciones ADR	1,751,834	26,207,437
		48,336,413
Bahrain — 0.02%
Aluminium Bahrain GDR 144A #	221,400	2,524,912
		2,524,912
Brazil — 2.92%
Ambev ADR	6,031,243	17,309,668
Auren Energia †	350,225	752,285
Axia Energia ADR	989,541	10,063,632
Axia Energia ADR †	259,841	2,663,370
Banco Bradesco ADR	14,700,000	48,216,000
Banco Santander Brasil ADR	2,884,119	16,583,684
Embraer ADR	420,704	30,105,578
Itau Unibanco Holding ADR	6,744,112	51,322,692
MBRF Global Foods ADR	4,192,735	14,339,154
Petroleo Brasileiro ADR	4,900,000	85,260,000
Rumo	1,905,351	5,574,610
Sitios Latinoamerica †	1,565,678	649,432
Telefonica Brasil ADR	1,430,000	16,502,200
TIM ADR	900,000	16,146,000
Vale ADR	1,000,000	15,090,000
XP Class A	211,715	3,859,565
		334,437,870
Chile — 0.21%
Cia Cervecerias Unidas ADR	410,528	4,836,020
Sociedad Quimica y Minera de Chile ADR	240,000	18,962,400
		23,798,420
China — 5.49%
Alibaba Group Holding ADR	2,020,000	230,320,400
Baidu ADR †	650,000	61,932,000
China Petroleum & Chemical Class H	30,000,000	18,313,570
DiDi Global ADR †	1,278,300	4,665,795
Guangshen Railway Class H	11,000,000	3,431,163
iQIYI ADR †	1,450,000	1,354,155
Kunlun Energy	21,000,000	20,709,451
PDD Holdings ADR †	645,000	54,180,000
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Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
PetroChina Class H	18,000,000	$ 23,354,107
Sohu.com ADR <<, †	2,219,642	31,185,970
Tencent Holdings	2,684,000	155,113,830
Tencent Music Entertainment Group ADR	1,000,000	8,270,000
Tianjin Development Holdings	15,885,550	4,184,968
Trip.com Group ADR †	50,000	2,232,500
Weibo ADR	1,450,000	9,903,500
		629,151,409
India — 7.08%
Aurobindo Pharma	1,500,000	27,058,901
BSE	1,500,000	51,722,372
Glenmark Pharmaceuticals	1,167,988	30,432,572
Lupin	2,500,000	57,479,808
Reliance Industries	34,895,921	468,181,403
Reliance Industries GDR 144A #	2,340,879	122,351,736
Tata Chemicals	1,866,909	12,611,964
Tata Consumer Products	2,128,276	23,198,753
United Breweries	1,000,000	13,747,456
Zee Entertainment Enterprises	3,530,000	3,470,614
		810,255,579
Indonesia — 0.05%
Astra International	12,295,500	3,331,549
Telkom Indonesia Persero ADR	133,422	1,945,293
		5,276,842
Malaysia — 0.02%
UEM Sunrise	17,000,000	2,528,047
		2,528,047
Mexico — 2.06%
America Movil ADR	1,430,000	32,947,200
Cemex ADR	5,100,000	54,774,000
Coca-Cola Femsa ADR	160,000	17,785,600
Fomento Economico Mexicano ADR	420,000	50,572,200
Grupo Financiero Banorte Class O	4,000,000	45,353,000
Grupo Televisa ADR †	6,017,000	16,546,750
Ollamani SAB †	1,504,250	6,328,020
Wal-Mart de Mexico	4,000,000	11,124,676
		235,431,446
2    NQ- 034 [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru — 0.57%
Cia de Minas Buenaventura ADR	603,884	$ 20,713,221
Credicorp	120,000	43,965,600
		64,678,821
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =, †	492,501	0
Rosneft Oil PJSC =, †	14,555,684	0
Sberbank of Russia PJSC =, †	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK IPJSC GDR =, †	551,200	0
		0
South Africa — 0.18%
Naspers Class N	431,990	21,142,462
		21,142,462
South Korea — 60.02%
KB Financial Group ADR	190,000	23,710,100
LG Chem	241,270	49,361,099
LG Display †	2,830,895	19,526,267
Lotte	300,000	5,238,930
Lotte Chilsung Beverage	44,000	3,208,534
Lotte Wellfood	60,000	6,387,549
Samsung C&T	2,017,831	555,102,566
Samsung Electronics	5,200,000	987,870,817
Samsung Life Insurance	300,000	67,075,844
Shinhan Financial Group	400,000	31,828,146
SK hynix **	1,730,000	2,116,045,594
SK Square **	3,933,403	2,980,373,309
SK Telecom ADR	700,000	26,873,000
		6,872,601,755
Taiwan — 18.82%
FIT Hon Teng 144A #, †	38,000,000	25,815,053
MediaTek	2,500,000	309,327,911
Taiwan Semiconductor Manufacturing	24,000,000	1,819,557,405
		2,154,700,369
Türkiye — 0.57%
Akbank	25,000,000	37,220,265
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	384,636
NQ- 034 [0826] 1026 (6010768)    3

Schedule of investments
Nomura Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Türkiye (continued)
Turk Telekomunikasyon †	951,192	$ 1,007,168
Turkcell Iletisim Hizmetleri	2,427,827	4,781,702
Turkcell Iletisim Hizmetleri ADR	4,449,485	22,380,910
		65,774,681
United States — 0.39%
BeOne Medicines Class H †	1,615,700	44,399,311
		44,399,311
Total Common Stocks (cost $3,527,852,794)		11,315,038,337

Preferred Stocks — 1.51%Δ
Brazil — 0.05%
Braskem Class A †, ω	1,470,000	1,217,068
Usinas Siderurgicas de Minas Gerais Class A †, ω	3,235,733	4,633,582
		5,850,650
Russia — 0.00%
Transneft PJSC =, †, ω	1,200,000	0
		0
South Korea — 1.46%
LG Chem ω	58,307	5,427,672
Samsung Electronics ω	1,183,100	161,221,796
		166,649,468
Total Preferred Stocks (cost $57,444,276)		172,500,118

Exchange-Traded Fund — 0.10%
iShares MSCI Turkey ETF <<	290,275	11,706,791
Total Exchange-Traded Fund (cost $13,207,352)		11,706,791

4    NQ- 034 [0826] 1026 (6010768)

	Number of shares	Value (US $)

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =	254,590	0
Total Participation Notes (cost $8,559,056)		0
Total Value of Securities—100.43% (cost $3,607,063,478)		11,499,245,246

Liabilities Net of Receivables and Other Assets — (0.43%)		(49,103,792)
Net Assets Applicable to 193,366,168 Shares Outstanding — 100.00%		$11,450,141,454
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $151,300,771, which represents 1.32% of the Fund’s net assets.
†	Non-income producing security.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
NQ- 034 [0826] 1026 (6010768)    5